0TYPE 13F-HR
PERIOD 03/31/11
FILER
    CIK					0001013538
    CCC					jw8ihw*c

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia May 12, 2011

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$ 1,145,829MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ABBOTT LABORATORIES                 Com 002824100         5,758   117,395 SH    Sole              94,195        23,200
ALCOA                               Com 013817101         7,479   423,525 SH    Sole             336,525        87,000
ALLSTATE CORPORATION                Com 020002101        20,138   633,675 SH    Sole             507,685       125,990
ALTRIA GROUP INC                    Com 02209S103         8,631   331,570 SH    Sole             278,980        52,590
AMERICAN ELECTRIC POWER             Com 025537101        19,277   548,570 SH    Sole             430,680       117,890
AT&T INC                            Com 00206R102        49,434 1,614,956 SH    Sole           1,291,791       323,165
AVON PRODS INC                      Com 054303102         5,222   193,125 SH    Sole             154,725        38,400
BERKSHIRE HATHAWAY INC CL A         Com 084670108           251         2 SH    Sole                   2
BOEING                              Com 097023105        25,667   347,180 SH    Sole             276,380        70,800
BRISTOL-MYERS SQUIBB                Com 110122108        20,769   785,825 SH    Sole             625,625       160,200
CAMPBELL SOUP CO                    Com 134429109         5,338   161,235 SH    Sole             129,135        32,100
CAPITAL ONE FINL CORP               Com 14040H105         4,813    92,625 SH    Sole              74,325        18,300
CHEVRON CORP                        Com 166764100        63,958   595,010 SH    Sole             474,440       120,570
COCA COLA CO                        Com 191216100         5,678    85,590 SH    Sole              68,590        17,000
COLGATE PALMOLIVE CO                Com 194162103         5,649    69,945 SH    Sole              56,045        13,900
CONOCOPHILLIPS                      Com 20825C104        43,776   548,160 SH    Sole             439,210       108,950
CVS CAREMARK CORP                   Com 126650100        34,317   999,925 SH    Sole             794,425       205,500
DUPONT                              Com 263534109        41,158   748,738 SH    Sole             599,928       148,810
ENTERGY CORP                        Com 29364G103        18,725   278,610 SH    Sole             218,810        59,800
EXELON CORP                         Com 30161N101        19,565   474,415 SH    Sole             372,615       101,800
EXXON MOBIL CORP.                   Com 30231G102        22,615   268,810 SH    Sole             215,310        53,500
FREEPORT-MCMORAN COPPER&GOLD        Com 35671D857         8,308   149,550 SH    Sole             119,050        30,500
GENERAL DYNAMICS CORP               Com 369550108        16,517   215,735 SH    Sole             171,735        44,000
GENERAL ELECTRIC                    Com 369604103         6,002   299,350 SH    Sole             238,300        61,050
HEINZ                               Com 423074103        22,188   454,480 SH    Sole             361,090        93,390
HEWLETT PACKARD CO                  Com 428236103        21,848   533,265 SH    Sole             427,265       106,000
HOME DEPOT INC                      Com 437076102         5,751   155,170 SH    Sole             123,370        31,800
INTEL CORP                          Com 458140100        52,384 2,595,860 SH    Sole           2,073,060       522,800
INTERNATIONAL BUSINESS MACHINES     Com 459200101        21,851   134,000 SH    Sole             107,310        26,690
JOHNSON & JOHNSON                   Com 478160104        40,869   689,775 SH    Sole             548,975       140,800
KRAFT FOODS INC CL A                Com 50075N104        37,858 1,207,208 SH    Sole             959,148       248,060
LOCKHEED MARTIN CORP                Com 539830109         6,309    78,465 SH    Sole              62,465        16,000
LOWES COS INC                       Com 548661107         7,095   268,450 SH    Sole             214,950        53,500
MCDONALDS CORP                      Com 580135101        45,207   594,130 SH    Sole             475,730       118,400
MEDTRONIC INC                       Com 585055106        16,670   423,640 SH    Sole             339,440        84,200
MERCK & CO. INC.                    Com 58933Y105        39,089 1,184,164 SH    Sole             942,644       241,520
METLIFE INC                         Com 59156R108         9,323   208,425 SH    Sole             166,925        41,500
NYSE EURONEXT                       Com 629491101        27,253   774,905 SH    Sole             620,805       154,100
PEPSICO INC                         Com 713448108         5,544    86,070 SH    Sole              69,070        17,000
PFIZER INC                          Com 717081103        31,762 1,563,844 SH    Sole           1,245,040       318,804
PROCTER & GAMBLE CO                 Com 742718109         5,376    87,280 SH    Sole              69,980        17,300
RAYTHEON CO                         Com 755111507        29,554   580,980 SH    Sole             470,380       110,600
SOUTHERN CO.                        Com 842587107        37,175   975,470 SH    Sole             772,990       202,480
STANDARD & POOR'S DEPOSITARY RECEIP Com 78462F103           327     2,470 SH    Sole               2,470
TARGET CORP                         Com 87612E106        14,627   292,475 SH    Sole             234,275        58,200
TEXAS INSTRS INC                    Com 882508104        35,432 1,025,245 SH    Sole             821,345       203,900
TIME WARNER INC                     Com 887317303         9,988   279,780 SH    Sole             220,880        58,900
UNITEDHEALTH GROUP INC              Com 91324P102        65,480 1,448,665 SH    Sole           1,154,665       294,000
VERIZON COMMUNICATIONS              Com 92343V104        42,322 1,098,140 SH    Sole             879,690       218,450
WALGREEN CO                         Com 931422109        20,831   518,955 SH    Sole             415,855       103,100
WALMART STORES INC                  Com 931142103        34,669   666,075 SH    Sole             533,475       132,600

                                                   $1,145,829

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